Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
C000262035 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	35.54%	3.54%	7.95%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	29.78%	14.15%	15.65%